Schedule of pro forma information (Details) - Better Choice [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Revenue	$ 13,934	$ 51,212	$ 57,886	$ 139,269
Net loss	$ (6,147)	$ (458)	$ (23,248)	$ (25,981)